Basis of Presentation and Significant Accounting Policies (Summary of Net Operating Revenues, Before the Provision for Bad Debts, by Payor Source) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Total net operating revenues, before the provision for bad debts	$ 2,419,053	$ 2,445,858	$ 2,410,002
Sales Revenue, Net [Member] | Payor Concentration Risk [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Medicare [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Total net operating revenues, before the provision for bad debts	$ 673,074	$ 656,799	$ 681,010
Medicare [Member] | Sales Revenue, Net [Member] | Payor Concentration Risk [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Concentration risk, percentage	27.80%	26.90%	28.30%
Medicaid [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Total net operating revenues, before the provision for bad debts	$ 446,273	$ 443,479	$ 420,050
Medicaid [Member] | Sales Revenue, Net [Member] | Payor Concentration Risk [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Concentration risk, percentage	18.40%	18.10%	17.40%
Managed Care and Commercial Plans [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Total net operating revenues, before the provision for bad debts	$ 952,535	$ 984,480	$ 907,667
Managed Care and Commercial Plans [Member] | Sales Revenue, Net [Member] | Payor Concentration Risk [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Concentration risk, percentage	39.40%	40.30%	37.70%
Self-Pay [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Total net operating revenues, before the provision for bad debts	$ 242,095	$ 247,234	$ 287,470
Self-Pay [Member] | Sales Revenue, Net [Member] | Payor Concentration Risk [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Concentration risk, percentage	10.10%	10.00%	11.90%
Non-Patient [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Total net operating revenues, before the provision for bad debts	$ 105,076	$ 113,866	$ 113,805
Non-Patient [Member] | Sales Revenue, Net [Member] | Payor Concentration Risk [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Concentration risk, percentage	4.30%	4.70%	4.70%